SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE ON POTENTIAL DILUTIVE SECURITIES (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,711,408,279	4,761,985,658
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	949,400,000	949,400,000
Series E Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,593,333,333	3,000,000,000
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	168,674,946	812,585,658